Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Year-end Spot Rate [Member] | Singapore [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	1	1	1
Year-end Spot Rate [Member] | United States [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	1.3475	1.3294	1.3539
Average Rate [Member] | Singapore [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	1	1	1
Average Rate [Member] | United States [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	1.3407	1.3739	1.3485